Benefit Plans Benefit Plans - Health Care Cost Trends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	7.00%	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that rate reaches ultimate trend rate	2020	2020
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on total of service and interest cost, One Percentage-Point Increase	$ 0.0
Effect on total of service and interest cost, One Percentage-Point Decrease	0.0
Effect on postretirement benefit obligation, One Percentage-Point Increase	0.9
Effect on postretirement benefit obligation, One Percentage-Point Decrease	$ (0.8)